WANGER ADVISORS TRUST

Wanger International
Wanger USA
Wanger International Select
Wanger Select

(Each a “Fund” and together the “Funds”)

Supplement dated October 26, 2009 to the Prospectuses
and Statement of Additional Information dated May 1, 2009

Banc of America Investment Services, Inc. (“BAI”) has merged with and into Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). As such, references to BAI in each Fund’s Prospectus and in the Statement of Additional Information are hereby deleted and, to the extent that the context requires, are replaced with references to MLPF&S.

Shareholders should retain this Supplement for future reference.